Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Capital and Reserves [Abstract]
Schedule of Issued Share Capital	The issued share capital of the Company consisted of:
	Common Shares Number
	2023	2022
As of January 1	1,180,053	748,213
Common shares issued	6,773,951	105,000
Total, as of June 30	7,954,004	853,213